Consolidated Statements of Changes in Shareholders’ Equity - CNY (¥)	Ordinary shares	Treasury Stock	Additional paid-in capital	Accumulated other comprehensive (losses)/ income	Retained earnings	Non-controlling interest	Total
Balance at Dec. 31, 2021	¥ 916,743		¥ 1,018,429,249	¥ (25,393,515)	¥ 2,824,335,263		¥ 3,818,287,740
Repurchase of treasury stock		(87,631,475)					(87,631,475)
Net income					134,381,032	970,379	135,351,411
Foreign currency translation adjustment				15,181,518			15,181,518
Share-based compensation			5,774,266				5,774,266
Balance at Dec. 31, 2022	916,743	(87,631,475)	1,024,203,515	(10,211,997)	2,958,716,295	51,720,379	3,937,713,460
Repurchase of treasury stock		(30,691,070)					(30,691,070)
Net income					145,240,247	19,377,314	164,617,561
Foreign currency translation adjustment				867,116			867,116
Share-based compensation			7,517,349				7,517,349
Contributions from non-controlling interests						71,514,091	71,514,091
Balance at Dec. 31, 2023	916,743	(118,322,545)	1,031,720,864	(9,344,881)	3,103,956,542		4,008,926,723
Repurchase of treasury stock		(4,575,351)					(4,575,351)
Net income					37,784,446		37,784,446
Foreign currency translation adjustment				524,149			524,149
Share-based compensation			14,898,534				14,898,534
Contributions from non-controlling interests
Acquisition of interests in consolidated VIEs from non-controlling interests
Balance at Dec. 31, 2024	¥ 916,743	¥ (122,897,896)	¥ 1,046,619,398	¥ (8,820,732)	¥ 3,141,740,988		¥ 4,057,558,501